Vessels, textuals (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Property, Plant and Equipment [Line Items]
Loss on vessels' sale	$ 695	$ 4,271
[AplSardonyxMember]
Property, Plant and Equipment [Line Items]
Proceeds from sale of vessels	$ 9,722